Related party transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Summary of Amounts Due From Stockholders/Members

Amounts due from related parties consist of:

	March 31, 2016	December 31, 2015
Accounts receivable—related entities	$47	$39
Accounts receivable—stockholders/members	958	4,901

Due from related parties	$1,005	$4,940

Amounts due from stockholders/members as of December 31, 2015 and 2014 relate to reimbursements for certain taxes owed or paid by the Company.

	December 31, 2015	December 31, 2014
Accounts receivable—related entities	$39	$11
Accounts receivable—stockholders/members	4,901	1,130

	4,940	1,141
Due from related parties, current portion	4,940	1,141

Due from related parties, net of current portion	$—	$—

Schedule of Related Party Transactions

Activity with entities considered to be related parties is summarized below:

	For the three months ended March 31,
	2016	2015
Franchise revenue	$421	$262
Equipment revenue	593	55

Total revenue from related parties	$1,014	$317

Activity with entities considered to be related parties is summarized below.

	For the Year Ended December 31,
	2015	2014	2013
Franchise revenue	$1,232	$733	$1,620
Equipment revenue	1,686	3,711	855

Total revenue from related parties	$2,918	$4,444	$2,475